Stockholders' Equity - Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares, Balance, January 1, 2020	80,000	290,000
Shares, Granted
Shares, Forfeited		(210,000)
Shares, Balance, December 31, 2020	80,000	80,000
Shares, Exercisable, Balance, December 31, 2020	80,000	53,333
Weighted Average Exercise Price, Balance, January 1, 2020	$ 7.01	$ 5.55
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Forfeited		5.00
Weighted Average Exercise Price, Balance, December 31, 2020	7.01	7.01
Weighted Average Exercise Price, Exercisable, Balance, December 31, 2020	$ 7.01	$ 7.01
Remaining Contractual Life in Years, Balance, January 1, 2020	2 years 8 months 12 days	4 years 2 months 12 days
Remaining Contractual Life in Years, Granted	0 years	0 years
Remaining Contractual Life in Years, Forfeited	0 years	0 years
Remaining Contractual Life in Years, Balance, December 31, 2020	2 years 8 months 12 days	2 years 8 months 12 days
Remaining Contractual Life in Years, Exercisable, Balance, December 31, 2020	2 years 8 months 12 days	3 years 8 months 12 days
Aggregate Intrinsic Value, Balance, January 1, 2020
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Balance, December 31, 2020
Aggregate Intrinsic Value, Exercisable, Balance, December 31, 2020